Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guidestone Funds
Entity Central Index Key	0001131013
Document Period End Date	Jun. 30, 2024
C000003079 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 882,141,835
Holdings Count | Holding	978
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$882,141,835
Total number of portfolio holdings	978
Portfolio turnover rate for the period	68%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000003080 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 882,141,835
Holdings Count | Holding	978
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$882,141,835
Total number of portfolio holdings	978
Portfolio turnover rate for the period	68%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000003095 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 1,045,193,302
Holdings Count | Holding	148
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,045,193,302
Total number of portfolio holdings	148
Portfolio turnover rate for the period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003096 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INVESTOR
Trading Symbol	GVEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 1,045,193,302
Holdings Count | Holding	148
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,045,193,302
Total number of portfolio holdings	148
Portfolio turnover rate for the period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003107 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 1,188,017,519
Holdings Count | Holding	563
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,188,017,519
Total number of portfolio holdings	563
Portfolio turnover rate for the period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.9%
Industrials	16.5%
Information Technology	11.7%
Consumer Discretionary	11.4%
Health Care	10.4%
Consumer Staples	7.5%
Materials	4.3%
Communication Services	3.8%
Energy	3.0%
Utilities	1.4%
Real Estate	1.2%
Other*	4.9%
98.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000003108 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INVESTOR
Trading Symbol	GIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 1,188,017,519
Holdings Count | Holding	563
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,188,017,519
Total number of portfolio holdings	563
Portfolio turnover rate for the period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.9%
Industrials	16.5%
Information Technology	11.7%
Consumer Discretionary	11.4%
Health Care	10.4%
Consumer Staples	7.5%
Materials	4.3%
Communication Services	3.8%
Energy	3.0%
Utilities	1.4%
Real Estate	1.2%
Other*	4.9%
98.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000003103 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 746,217,969
Holdings Count | Holding	633
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$746,217,969
Total number of portfolio holdings	633
Portfolio turnover rate for the period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003104 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INVESTOR
Trading Symbol	GSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Net Assets	$ 746,217,969
Holdings Count | Holding	633
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$746,217,969
Total number of portfolio holdings	633
Portfolio turnover rate for the period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000169230 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Institutional Class/GGRYX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,054,555,245
Holdings Count | Holding	17
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,054,555,245
Total number of portfolio holdings	17
Portfolio turnover rate for the period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.3%
GuideStone Value Equity Fund	14.5%
GuideStone Growth Equity Fund	14.4%
GuideStone Medium-Duration Bond Fund	13.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Value Equity Index Fund	4.9%
GuideStone Growth Equity Index Fund	4.8%
GuideStone Defensive Market Strategies® Fund	4.8%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Global Real Estate Securities Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.3%
GuideStone Value Equity Fund	14.5%
GuideStone Growth Equity Fund	14.4%
GuideStone Medium-Duration Bond Fund	13.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Value Equity Index Fund	4.9%
GuideStone Growth Equity Index Fund	4.8%
GuideStone Defensive Market Strategies® Fund	4.8%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Global Real Estate Securities Fund	2.8%

C000003114 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Allocation Fund
Class Name	INVESTOR
Trading Symbol	GCOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Investor Class/GCOZX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,054,555,245
Holdings Count | Holding	17
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,054,555,245
Total number of portfolio holdings	17
Portfolio turnover rate for the period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.3%
GuideStone Value Equity Fund	14.5%
GuideStone Growth Equity Fund	14.4%
GuideStone Medium-Duration Bond Fund	13.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Value Equity Index Fund	4.9%
GuideStone Growth Equity Index Fund	4.8%
GuideStone Defensive Market Strategies® Fund	4.8%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Global Real Estate Securities Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.3%
GuideStone Value Equity Fund	14.5%
GuideStone Growth Equity Fund	14.4%
GuideStone Medium-Duration Bond Fund	13.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Value Equity Index Fund	4.9%
GuideStone Growth Equity Index Fund	4.8%
GuideStone Defensive Market Strategies® Fund	4.8%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Global Real Estate Securities Fund	2.8%

C000185894 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Institutional Class/GMTYX)	$5	0.09%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 700,767,712
Holdings Count | Holding	26
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$700,767,712
Total number of portfolio holdings	26
Portfolio turnover rate for the period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.7%
GuideStone Equity Index Fund	19.9%
GuideStone Defensive Market Strategies® Fund	11.4%
GuideStone Low-Duration Bond Fund	9.7%
GuideStone International Equity Index Fund	8.1%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	2.0%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.7%
GuideStone Small Cap Equity Fund	1.6%
GuideStone Money Market Fund, 5.21%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.7%
GuideStone Equity Index Fund	19.9%
GuideStone Defensive Market Strategies® Fund	11.4%
GuideStone Low-Duration Bond Fund	9.7%
GuideStone International Equity Index Fund	8.1%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	2.0%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.7%
GuideStone Small Cap Equity Fund	1.6%
GuideStone Money Market Fund, 5.21%	1.5%

C000039440 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INVESTOR
Trading Symbol	GMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Investor Class/GMTZX)	$20	0.39%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 20	[2]
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 700,767,712
Holdings Count | Holding	26
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$700,767,712
Total number of portfolio holdings	26
Portfolio turnover rate for the period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.7%
GuideStone Equity Index Fund	19.9%
GuideStone Defensive Market Strategies® Fund	11.4%
GuideStone Low-Duration Bond Fund	9.7%
GuideStone International Equity Index Fund	8.1%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	2.0%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.7%
GuideStone Small Cap Equity Fund	1.6%
GuideStone Money Market Fund, 5.21%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.7%
GuideStone Equity Index Fund	19.9%
GuideStone Defensive Market Strategies® Fund	11.4%
GuideStone Low-Duration Bond Fund	9.7%
GuideStone International Equity Index Fund	8.1%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	2.0%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.7%
GuideStone Small Cap Equity Fund	1.6%
GuideStone Money Market Fund, 5.21%	1.5%

C000169231 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GAGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,049,280,626
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,049,280,626
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	25.8%
GuideStone Value Equity Fund	20.0%
GuideStone Growth Equity Fund	19.9%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.7%
GuideStone Growth Equity Index Fund	6.7%
GuideStone Small Cap Equity Fund	4.5%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 5.21%	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	25.8%
GuideStone Value Equity Fund	20.0%
GuideStone Growth Equity Fund	19.9%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.7%
GuideStone Growth Equity Index Fund	6.7%
GuideStone Small Cap Equity Fund	4.5%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 5.21%	1.4%

C000003117 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,049,280,626
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,049,280,626
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	25.8%
GuideStone Value Equity Fund	20.0%
GuideStone Growth Equity Fund	19.9%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.7%
GuideStone Growth Equity Index Fund	6.7%
GuideStone Small Cap Equity Fund	4.5%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 5.21%	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	25.8%
GuideStone Value Equity Fund	20.0%
GuideStone Growth Equity Fund	19.9%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.7%
GuideStone Growth Equity Index Fund	6.7%
GuideStone Small Cap Equity Fund	4.5%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 5.21%	1.4%

C000185895 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Institutional Class/GMWYX)	$4	0.08%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 4	[3]
Expense Ratio, Percent	0.08%	[3]
Net Assets	$ 1,844,951,085
Holdings Count | Holding	26
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,844,951,085
Total number of portfolio holdings	26
Portfolio turnover rate for the period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.0%
GuideStone Equity Index Fund	24.6%
GuideStone Defensive Market Strategies® Fund	13.7%
GuideStone International Equity Index Fund	10.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	3.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Money Market Fund, 5.21%	1.1%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.0%
GuideStone Equity Index Fund	24.6%
GuideStone Defensive Market Strategies® Fund	13.7%
GuideStone International Equity Index Fund	10.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	3.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Money Market Fund, 5.21%	1.1%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.0%

C000039443 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INVESTOR
Trading Symbol	GMWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Investor Class/GMWZX)	$19	0.38%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19	[4]
Expense Ratio, Percent	0.38%	[4]
Net Assets	$ 1,844,951,085
Holdings Count | Holding	26
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,844,951,085
Total number of portfolio holdings	26
Portfolio turnover rate for the period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.0%
GuideStone Equity Index Fund	24.6%
GuideStone Defensive Market Strategies® Fund	13.7%
GuideStone International Equity Index Fund	10.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	3.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Money Market Fund, 5.21%	1.1%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.0%
GuideStone Equity Index Fund	24.6%
GuideStone Defensive Market Strategies® Fund	13.7%
GuideStone International Equity Index Fund	10.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	3.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Money Market Fund, 5.21%	1.1%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.0%

C000158246 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 569,242,270
Holdings Count | Holding	1,567
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$569,242,270
Total number of portfolio holdings	1,567
Portfolio turnover rate for the period	29%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000039452 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INVESTOR
Trading Symbol	GGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 569,242,270
Holdings Count | Holding	1,567
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$569,242,270
Total number of portfolio holdings	1,567
Portfolio turnover rate for the period	29%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000185898 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Institutional Class/GMGYX)	$7	0.14%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 7	[5]
Expense Ratio, Percent	0.14%	[5]
Net Assets	$ 719,551,082
Holdings Count | Holding	10
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$719,551,082
Total number of portfolio holdings	10
Portfolio turnover rate for the period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	52.3%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Defensive Market Strategies® Fund	5.2%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.5%
GuideStone Global Bond Fund	0.9%
GuideStone Money Market Fund, 5.21%	0.9%
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%	0.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	52.3%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Defensive Market Strategies® Fund	5.2%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.5%
GuideStone Global Bond Fund	0.9%
GuideStone Money Market Fund, 5.21%	0.9%
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%	0.1%

C000108559 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INVESTOR
Trading Symbol	GMGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Investor Class/GMGZX)	$21	0.41%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 21	[6]
Expense Ratio, Percent	0.41%	[6]
Net Assets	$ 719,551,082
Holdings Count | Holding	10
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$719,551,082
Total number of portfolio holdings	10
Portfolio turnover rate for the period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	52.3%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Defensive Market Strategies® Fund	5.2%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.5%
GuideStone Global Bond Fund	0.9%
GuideStone Money Market Fund, 5.21%	0.9%
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%	0.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	52.3%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Defensive Market Strategies® Fund	5.2%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.5%
GuideStone Global Bond Fund	0.9%
GuideStone Money Market Fund, 5.21%	0.9%
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%	0.1%

C000183274 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INSTITUTIONAL
Trading Symbol	GFSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Institutional Class/GFSYX)	$62	1.23%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 62	[7]
Expense Ratio, Percent	1.23%	[7]
Net Assets	$ 254,090,066
Holdings Count | Holding	492
Investment Company Portfolio Turnover	249.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$254,090,066
Total number of portfolio holdings	492
Portfolio turnover rate for the period	249%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000183275 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INVESTOR
Trading Symbol	GFSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Investor Class/GFSZX)	$77	1.52%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 77	[8]
Expense Ratio, Percent	1.52%	[8]
Net Assets	$ 254,090,066
Holdings Count | Holding	492
Investment Company Portfolio Turnover	249.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$254,090,066
Total number of portfolio holdings	492
Portfolio turnover rate for the period	249%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000240564 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Institutional Class/GMBYX)	$25	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 25	[9]
Expense Ratio, Percent	0.50%	[9]
Net Assets	$ 83,912,855
Holdings Count | Holding	164
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$83,912,855
Total number of portfolio holdings	164
Portfolio turnover rate for the period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000240563 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INVESTOR
Trading Symbol	GMBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Investor Class/GMBZX)	$39	0.79%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 39	[10]
Expense Ratio, Percent	0.79%	[10]
Net Assets	$ 83,912,855
Holdings Count | Holding	164
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$83,912,855
Total number of portfolio holdings	164
Portfolio turnover rate for the period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003083 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 2,632,483,660
Holdings Count | Holding	3,644
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,632,483,660
Total number of portfolio holdings	3,644
Portfolio turnover rate for the period	242%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000003084 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GMDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 2,632,483,660
Holdings Count | Holding	3,644
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,632,483,660
Total number of portfolio holdings	3,644
Portfolio turnover rate for the period	242%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000003099 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 1,732,839,320
Holdings Count | Holding	115
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,732,839,320
Total number of portfolio holdings	115
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003100 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INVESTOR
Trading Symbol	GGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Net Assets	$ 1,732,839,320
Holdings Count | Holding	115
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,732,839,320
Total number of portfolio holdings	115
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000169229 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GBAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,260,974,937
Holdings Count | Holding	17
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,260,974,937
Total number of portfolio holdings	17
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.8%
GuideStone Defensive Market Strategies® Fund	10.9%
GuideStone International Equity Fund	9.9%
GuideStone Growth Equity Fund	8.2%
GuideStone Value Equity Fund	8.2%
GuideStone Global Bond Fund	7.1%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.5%
GuideStone Value Equity Index Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.8%
GuideStone Defensive Market Strategies® Fund	10.9%
GuideStone International Equity Fund	9.9%
GuideStone Growth Equity Fund	8.2%
GuideStone Value Equity Fund	8.2%
GuideStone Global Bond Fund	7.1%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.5%
GuideStone Value Equity Index Fund	2.8%

C000003111 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,260,974,937
Holdings Count | Holding	17
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,260,974,937
Total number of portfolio holdings	17
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.8%
GuideStone Defensive Market Strategies® Fund	10.9%
GuideStone International Equity Fund	9.9%
GuideStone Growth Equity Fund	8.2%
GuideStone Value Equity Fund	8.2%
GuideStone Global Bond Fund	7.1%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.5%
GuideStone Value Equity Index Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.8%
GuideStone Defensive Market Strategies® Fund	10.9%
GuideStone International Equity Fund	9.9%
GuideStone Growth Equity Fund	8.2%
GuideStone Value Equity Fund	8.2%
GuideStone Global Bond Fund	7.1%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.5%
GuideStone Value Equity Index Fund	2.8%

C000169228 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 416,068,866
Holdings Count | Holding	17
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$416,068,866
Total number of portfolio holdings	17
Portfolio turnover rate for the period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.2%
GuideStone Medium-Duration Bond Fund	12.4%
GuideStone Defensive Market Strategies® Fund	8.1%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone International Equity Fund	4.8%
GuideStone Value Equity Fund	4.6%
GuideStone Growth Equity Fund	4.6%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.2%
GuideStone Medium-Duration Bond Fund	12.4%
GuideStone Defensive Market Strategies® Fund	8.1%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone International Equity Fund	4.8%
GuideStone Value Equity Fund	4.6%
GuideStone Growth Equity Fund	4.6%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.1%

C000003076 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INVESTOR
Trading Symbol	GFIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 416,068,866
Holdings Count | Holding	17
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$416,068,866
Total number of portfolio holdings	17
Portfolio turnover rate for the period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.2%
GuideStone Medium-Duration Bond Fund	12.4%
GuideStone Defensive Market Strategies® Fund	8.1%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone International Equity Fund	4.8%
GuideStone Value Equity Fund	4.6%
GuideStone Growth Equity Fund	4.6%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.2%
GuideStone Medium-Duration Bond Fund	12.4%
GuideStone Defensive Market Strategies® Fund	8.1%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone International Equity Fund	4.8%
GuideStone Value Equity Fund	4.6%
GuideStone Growth Equity Fund	4.6%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.1%

C000003091 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 4,368,603,825
Holdings Count | Holding	490
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,368,603,825
Total number of portfolio holdings	490
Portfolio turnover rate for the period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003092 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 4,368,603,825
Holdings Count | Holding	490
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,368,603,825
Total number of portfolio holdings	490
Portfolio turnover rate for the period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237792 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Institutional Class/GVIYX)	$11	0.22%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 11	[11]
Expense Ratio, Percent	0.22%	[11]
Net Assets	$ 187,311,186
Holdings Count | Holding	809
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$187,311,186
Total number of portfolio holdings	809
Portfolio turnover rate for the period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237791 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GVIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Investor Class/GVIZX)	$25	0.48%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 25	[12]
Expense Ratio, Percent	0.48%	[12]
Net Assets	$ 187,311,186
Holdings Count | Holding	809
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$187,311,186
Total number of portfolio holdings	809
Portfolio turnover rate for the period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000240566 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Impact Equity Fund (Institutional Class/GMEYX)	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 112,024,012
Holdings Count | Holding	267
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$112,024,012
Total number of portfolio holdings	267
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000240565 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Equity Fund
Class Name	INVESTOR
Trading Symbol	GMEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Equity Fund (Investor Class/GMEZX)	$64	1.21%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 64	[13]
Expense Ratio, Percent	1.21%	[13]
Net Assets	$ 112,024,012
Holdings Count | Holding	267
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$112,024,012
Total number of portfolio holdings	267
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000185897 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Institutional Class/GMYYX)	$7	0.13%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 7	[14]
Expense Ratio, Percent	0.13%	[14]
Net Assets	$ 1,483,964,233
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,483,964,233
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	48.7%
GuideStone International Equity Index Fund	22.0%
GuideStone Medium-Duration Bond Fund	8.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Defensive Market Strategies® Fund	5.4%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Global Bond Fund	2.1%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 5.21%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	48.7%
GuideStone International Equity Index Fund	22.0%
GuideStone Medium-Duration Bond Fund	8.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Defensive Market Strategies® Fund	5.4%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Global Bond Fund	2.1%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 5.21%	1.2%

C000039449 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INVESTOR
Trading Symbol	GMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Investor Class/GMFZX)	$20	0.38%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 20	[15]
Expense Ratio, Percent	0.38%	[15]
Net Assets	$ 1,483,964,233
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,483,964,233
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	48.7%
GuideStone International Equity Index Fund	22.0%
GuideStone Medium-Duration Bond Fund	8.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Defensive Market Strategies® Fund	5.4%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Global Bond Fund	2.1%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 5.21%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	48.7%
GuideStone International Equity Index Fund	22.0%
GuideStone Medium-Duration Bond Fund	8.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Defensive Market Strategies® Fund	5.4%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Global Bond Fund	2.1%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 5.21%	1.2%

C000104139 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies® Fund
Class Name	INSTITUTIONAL
Trading Symbol	GDMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defensive Market Strategies® Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies® Fund (Institutional Class/GDMYX)	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,476,082,648
Holdings Count | Holding	180
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,476,082,648
Total number of portfolio holdings	180
Portfolio turnover rate for the period	62%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000104140 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies® Fund
Class Name	INVESTOR
Trading Symbol	GDMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defensive Market Strategies® Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies® Fund (Investor Class/GDMZX)	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 1,476,082,648
Holdings Count | Holding	180
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,476,082,648
Total number of portfolio holdings	180
Portfolio turnover rate for the period	62%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000156358 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 1,140,640,813
Holdings Count | Holding	637
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,140,640,813
Total number of portfolio holdings	637
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	19.7%
Industrials	16.2%
Health Care	12.2%
Consumer Discretionary	10.7%
Information Technology	8.8%
Consumer Staples	7.5%
Materials	6.3%
Energy	4.2%
Communication Services	3.3%
Utilities	3.3%
Real Estate	1.4%
Other*	7.2%
100.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000236040 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GIIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
International Equity Index Fund (Investor Class/GIIZX)	$25	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 25	[16]
Expense Ratio, Percent	0.50%	[16]
Net Assets	$ 1,140,640,813
Holdings Count | Holding	637
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,140,640,813
Total number of portfolio holdings	637
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	19.7%
Industrials	16.2%
Health Care	12.2%
Consumer Discretionary	10.7%
Information Technology	8.8%
Consumer Staples	7.5%
Materials	6.3%
Energy	4.2%
Communication Services	3.3%
Utilities	3.3%
Real Estate	1.4%
Other*	7.2%
100.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000237794 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Institutional Class/GEIYX)	$12	0.22%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 12	[17]
Expense Ratio, Percent	0.22%	[17]
Net Assets	$ 249,678,317
Holdings Count | Holding	342
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$249,678,317
Total number of portfolio holdings	342
Portfolio turnover rate for the period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237793 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Investor Class/GEIZX)	$26	0.48%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[18]
Expense Ratio, Percent	0.48%	[18]
Net Assets	$ 249,678,317
Holdings Count | Holding	342
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$249,678,317
Total number of portfolio holdings	342
Portfolio turnover rate for the period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003124 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,582,570,741
Holdings Count | Holding	103
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,582,570,741
Total number of portfolio holdings	103
Portfolio turnover rate for the period	N/A

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
C000003125 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INVESTOR
Trading Symbol	GMZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 1,582,570,741
Holdings Count | Holding	103
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,582,570,741
Total number of portfolio holdings	103
Portfolio turnover rate for the period	N/A

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
C000185896 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Institutional Class/GMHYX)	$5	0.09%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 5	[19]
Expense Ratio, Percent	0.09%	[19]
Net Assets	$ 1,802,549,009
Holdings Count | Holding	11
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,802,549,009
Total number of portfolio holdings	11
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	36.6%
GuideStone Medium-Duration Bond Fund	20.6%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone Global Bond Fund	5.2%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.7%
GuideStone Global Real Estate Securities Fund	1.1%
GuideStone Money Market Fund, 5.21%	1.1%
GuideStone Strategic Alternatives Fund	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	36.6%
GuideStone Medium-Duration Bond Fund	20.6%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone Global Bond Fund	5.2%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.7%
GuideStone Global Real Estate Securities Fund	1.1%
GuideStone Money Market Fund, 5.21%	1.1%
GuideStone Strategic Alternatives Fund	0.9%

C000039446 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INVESTOR
Trading Symbol	GMHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Investor Class/GMHZX)	$20	0.38%

[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 20	[20]
Expense Ratio, Percent	0.38%	[20]
Net Assets	$ 1,802,549,009
Holdings Count | Holding	11
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,802,549,009
Total number of portfolio holdings	11
Portfolio turnover rate for the period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	36.6%
GuideStone Medium-Duration Bond Fund	20.6%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone Global Bond Fund	5.2%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.7%
GuideStone Global Real Estate Securities Fund	1.1%
GuideStone Money Market Fund, 5.21%	1.1%
GuideStone Strategic Alternatives Fund	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	36.6%
GuideStone Medium-Duration Bond Fund	20.6%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone Global Bond Fund	5.2%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.7%
GuideStone Global Real Estate Securities Fund	1.1%
GuideStone Money Market Fund, 5.21%	1.1%
GuideStone Strategic Alternatives Fund	0.9%

C000158247 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INSTITUTIONAL
Trading Symbol	GREYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 242,009,393
Holdings Count | Holding	137
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$242,009,393
Total number of portfolio holdings	137
Portfolio turnover rate for the period	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.0%
Health Care	0.8%
Other*	6.0%
102.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000039453 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INVESTOR
Trading Symbol	GREZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Net Assets	$ 242,009,393
Holdings Count | Holding	137
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$242,009,393
Total number of portfolio holdings	137
Portfolio turnover rate for the period	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.0%
Health Care	0.8%
Other*	6.0%
102.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000129313 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$57	1.08%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 57	[21]
Expense Ratio, Percent	1.08%	[21]
Net Assets	$ 721,246,263
Holdings Count | Holding	562
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$721,246,263
Total number of portfolio holdings	562
Portfolio turnover rate for the period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.5%
Financials	22.0%
Consumer Discretionary	13.4%
Communication Services	6.9%
Consumer Staples	5.8%
Industrials	5.2%
Materials	4.5%
Energy	4.3%
Real Estate	1.7%
Health Care	1.5%
Utilities	1.2%
Other*	6.1%
98.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000129314 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INVESTOR
Trading Symbol	GEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Investor Class/GEMZX)	$71	1.36%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 71	[22]
Expense Ratio, Percent	1.36%	[22]
Net Assets	$ 721,246,263
Holdings Count | Holding	562
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$721,246,263
Total number of portfolio holdings	562
Portfolio turnover rate for the period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.5%
Financials	22.0%
Consumer Discretionary	13.4%
Communication Services	6.9%
Consumer Staples	5.8%
Industrials	5.2%
Materials	4.5%
Energy	4.3%
Real Estate	1.7%
Health Care	1.5%
Utilities	1.2%
Other*	6.1%
98.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Reflects applicable expense reimbursements and fee waivers.
[3]	Reflects applicable expense reimbursements and fee waivers.
[4]	Reflects applicable expense reimbursements and fee waivers.
[5]	Reflects applicable expense reimbursements and fee waivers.
[6]	Reflects applicable expense reimbursements and fee waivers.
[7]	Reflects applicable expense reimbursements and fee waivers.
[8]	Reflects applicable expense reimbursements and fee waivers.
[9]	Reflects applicable expense reimbursements and fee waivers.
[10]	Reflects applicable expense reimbursements and fee waivers.
[11]	Reflects applicable expense reimbursements and fee waivers.
[12]	Reflects applicable expense reimbursements and fee waivers.
[13]	Reflects applicable expense reimbursements and fee waivers.
[14]	Reflects applicable expense reimbursements and fee waivers.
[15]	Reflects applicable expense reimbursements and fee waivers.
[16]	Reflects applicable expense reimbursements and fee waivers.
[17]	Reflects applicable expense reimbursements and fee waivers.
[18]	Reflects applicable expense reimbursements and fee waivers.
[19]	Reflects applicable expense reimbursements and fee waivers.
[20]	Reflects applicable expense reimbursements and fee waivers.
[21]	Reflects applicable expense reimbursements and fee waivers.
[22]	Reflects applicable expense reimbursements and fee waivers.